SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-        SHAREHOLDERS' EQUITY

a.
Issuance of shares:

On August 30, 2011 , the Company  entered into  an agreement with a sales agent, to issue and sell up to 6,000,000 Ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds of up to $ 40,000 pursuant to the Company's effective shelf registration statement on Form F-3 (File No. 333-171655). During the six months period ended June 30, 2014 the Company issued 363,090 Ordinary shares for a total consideration of approximately $3,801, net of issuance expenses. On January 21, 2014, the registration statement under which the Company had been selling Ordinary shares pursuant to the ATM program terminated.

b.
On February 28, 2014, the Company entered into an underwriting agreement ("Agreement") related to a public offering of 6,000,000 of its Ordinary shares, at public offering price of $ 10.50 per share, less underwriting discounts and commissions ("Offering"). Under the terms of the Agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 900,000 Ordinary shares at the same price per share.

On March 5, 2014, following the closing of the Offering, the Company issued 6,900,000 Ordinary shares, including 900,000 shares sold pursuant to the full exercise of the underwriters' option to purchase additional shares, for a total consideration of approximately $ 66,917, net of issuance expenses.

The Offering was made pursuant to a prospectus supplement dated February 28, 2014 and an accompanying prospectus dated January 16, 2013, pursuant to the Company's shelf registration statement on Form F-3 (File No. 333-185910), which was filed with the Securities and Exchange Commission (the "Commission") on January 7, 2013 and declared effective by the Commission on January 16, 2013.

c.
Stock based compensation:

During the six months period ended June 30, 2014, the Company's Board of Directors granted 184,400 options to purchase Ordinary shares of the Company to employees, directors and non-employees. The exercise prices for such options are from $ 9.1 to $ 11.48 per share, with vesting to occur in up to 4 years.

The following table presents the assumptions used to estimate the fair values of the options granted in the periods presented:

	Six months ended June 30,
	2014	2013

Volatility	60%-76%	58%-83%
Risk-free interest rate	1.38%-1.80%	0.54%-1.59%
Dividend yield	0%	0%
Expected life (years)	4.6 - 6.0	4.0 - 6.0

Weighted average fair value of options granted during the six months period ended June 30, 2014 and 2013 were $ 5.11 and $ 2.96, respectively.

During the six months periods ended June 30, 2014 and 2013, the Company recorded share based compensation in a total amount of $ 1,623 and $ 1,388, respectively.

As of June 30, 2014, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,569, which is expected to be recognized over a weighted average period of approximately 2.31 years.